UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported)

February 10, 2025

FIGRE Trust 2023-HE1, FIGRE Trust 2023-HE1a2, FIGRE Trust 2023-HE2, FIGRE Trust 2023-HE3, FIGRE Trust 2024-HE1, FIGRE Trust 2024-HE2, FIGRE Trust 2024-HE3, FIGRE Trust 2024-HE4, FIGRE Trust 2024-HE5, FIGRE Trust 2024-HE6 and

FIGRE Trust 2024-SL1

(Exact name of securitizer as specified in its charter)

025-06455	0001970036
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Todd Stevens (973) 985-3682

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1

FIGRE Trust 2023-HE1, FIGRE Trust 2023-HE1a2, FIGRE Trust 2023-HE2, FIGRE Trust 2023-HE3, FIGRE Trust 2024-HE1, FIGRE Trust 2024-HE2, FIGRE Trust 2024-HE3, FIGRE Trust 2024-HE4, FIGRE Trust 2024-HE5, FIGRE Trust 2024-HE6 and FIGRE Trust 2024-SL1, each as securitizer, are filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including: Figure Lending LLC and Figure HELOC Master Depositor Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Figure HELOC Master Depositor Trust (Depositor)

By: Figure Lending LLC, as sole member

By: Figure Lending Corp.

By:	/s/ Todd Stevens
Name: Todd Stevens
Title: Chief Capital Officer

Date: February 10, 2025